Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands					9 Months Ended		12 Months Ended
	Apr. 26, 2018	Mar. 28, 2017	Feb. 14, 2017	May 03, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount							$ 0	$ 17,934
Gross amount							$ 0	$ 7,375
Issuance of common stock as a result of public offering, net of fees (shares)	13,700,000
Common stock, shares outstanding					24,950,642		7,007,782	1,590,948
Write off of debt issuance costs					$ 0	$ 107	$ 107	$ 0
Issuance of common stock in a public offering, net of fees					$ 24,359		48,786
Private placement offering
Related Party Transaction [Line Items]
Issuance of common stock in a public offering, net of fees								23,698
CRG conversion | Term loan
Related Party Transaction [Line Items]
Principal balance converted		$ 25,000				25,000	25,000
WCAS conversion | Term loan
Related Party Transaction [Line Items]
Principal balance converted						2,500	2,500
Debt conversion CRG and WCAS
Related Party Transaction [Line Items]
Write off of debt issuance costs		$ 100				$ 100	$ 100
Debt conversion CRG and WCAS | Term loan
Related Party Transaction [Line Items]
Principal balance converted			$ 27,500
CRG
Related Party Transaction [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount								16,500
Gross amount								$ 12,800
Issuance of common stock as a result of public offering, net of fees (shares)		4,000,000
Issuance of common stock in a public offering, net of fees		$ 40,000
Series AB Preferred Stock | CRG
Related Party Transaction [Line Items]
Number of shares issued upon conversion of debt, shares								8,609,824
Issuance of common stock as a result of the exercise of warrants by related party, shares								10,276,030
Conversion of Series AB Preferred Stock to Common Stock, shares								314,761
Common Stock
Related Party Transaction [Line Items]
Issuance of common stock as a result of public offering, net of fees (shares)					15,300,000		5,250,000
Issuance of common stock in a public offering, net of fees					$ 16		$ 5
Common Stock | Private placement offering
Related Party Transaction [Line Items]
Issuance of common stock as a result of public offering, net of fees (shares)				600,000				634,858
Issuance of common stock in a public offering, net of fees								$ 1
Common Stock | CRG
Related Party Transaction [Line Items]
Number of shares issued upon conversion of debt, shares								4,649,859
Number of shares issued upon 2016 Merger								685,970
Proceeds from private placement								$ 20,000
Common stock, shares outstanding							1,185,970	5,185,968
Common Stock | CRG | Private placement offering
Related Party Transaction [Line Items]
Issuance of common stock as a result of public offering, net of fees (shares)								500,000
Common Stock | Series AB Preferred Stock | CRG
Related Party Transaction [Line Items]
Issuance of preferred stock upon conversion								256,744
Preferred Stock
Related Party Transaction [Line Items]
Issuance of preferred stock upon conversion							2,750,000
Preferred Stock | Series A Convertible Preferred Stock | CRG conversion
Related Party Transaction [Line Items]
Number of shares issued upon conversion of debt, shares		2,500,000				2,500,000	2,500,000
Preferred Stock | Series A Convertible Preferred Stock | WCAS conversion
Related Party Transaction [Line Items]
Number of shares issued upon conversion of debt, shares		250,000				250,000	250,000
Restructured debt | Series AB Preferred Stock
Related Party Transaction [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount				$ 2,100
Number of shares issued upon conversion of debt, shares				1,660,530
Restructured debt | Common Stock
Related Party Transaction [Line Items]
Issuance of preferred stock upon conversion				49,526